Sohu.com Limited Shareholders' Equity (Summary of Sohu.com Limited's Outstanding Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	39,269
Balance, end of year	39,306	39,269
Sohu.com Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	39,269	39,229	38,898
Issuance:	37	40	331
Balance, end of year	39,306	39,269	39,229